CONSOLIDATED STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 31,645,291	$ 25,329,846
Financial assets investments	27,940,140	29,289,301
Derivative financial instruments	4,961,237	2,454,005
Financial assets investments and derivative financial instruments	32,901,377	31,743,306
Loans and advances to customers	269,923,739	220,323,483
Allowance for loans, advances and lease losses	(15,479,640)	(15,864,482)
Loans and advances to customers, net	254,444,099	204,459,001
Assets held for sale and inventories, net	608,449	546,794
Investment in associates and joint ventures	2,915,633	2,720,559
Investment properties	3,994,058	3,132,220
Premises and equipment, net	6,727,066	5,100,652
Right-of-use assets, lease	1,827,108	1,695,865
Goodwill and intangible assets, net	10,439,192	8,628,772
Deferred tax, net	764,594	746,375
Other assets, net	6,547,866	5,751,658
TOTAL ASSETS	352,814,733	289,855,048
LIABILITIES
Deposits by customers	250,992,323	210,390,848
Interbank deposits and repurchase agreements and other similar secured borrowing	1,091,184	1,649,730
Derivative financial instruments	4,737,454	1,961,109
Borrowings from other financial institutions	19,692,638	8,551,558
Debt instruments in issue	19,575,988	21,093,864
Lease liabilities	1,900,268	1,819,077
Preferred shares	584,204	584,204
Current tax	965,180	261,653
Deferred tax, net	633,361	1,016,586
Employee benefit plans	765,371	838,237
Other liabilities	11,879,211	7,762,724
TOTAL LIABILITIES	312,817,182	255,929,590
EQUITY
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Appropriated reserves	15,930,665	14,661,007
Retained earnings	3,278,164	3,273,788
Net income attributable to equity holders of the Parent Company	6,783,490	4,086,795
Accumulated other comprehensive income, net of tax	7,758,216	4,874,389
SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY	39,088,903	32,234,347
Non-controlling interest	908,648	1,691,111
TOTAL EQUITY	39,997,551	33,925,458
TOTAL LIABILITIES AND EQUITY	$ 352,814,733	$ 289,855,048